Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2026	$ 27
2026	48
2027	46
2028	51
2029	56
2030	59
Thereafter	373
Total	633
Defined Benefit Pension Plans [Member]
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2026	7
2026	28
2027	28
2028	29
2029	29
2030	30
Thereafter	159
Total	303
Termination and Long Service Arrangements [Member]
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2026	19
2026	19
2027	17
2028	21
2029	26
2030	28
Thereafter	208
Total	319
Retirement Medical Benefits Plans [Member]
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2026	1
2026	1
2027	1
2028	1
2029	1
2030	1
Thereafter	6
Total	$ 11